EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2013
Employee Benefit Plans Table [Abstract]
Schedule of Benefit Obligations, Fair Value of Plan Assets and Net Funded Status

Changes in the Company's projected benefit obligation, fair value of plan assets and funded status from January 1 through December 31 are presented below (in millions):

	2013	2012
Projected benefit obligation at beginning of year	$3,071	$2,342
Service cost	204	169
Interest cost	139	131
Actuarial (gain) loss	(609)	465
Plan amendment(a)	(41)	—
Settlements	(4)	—
Benefits paid(b)	(210)	(36)
Projected benefit obligation at end of year	$2,550	$3,071
Accumulated benefit obligation at end of year	$2,166	$2,564
Fair value of plan assets at beginning of year	$2,862	$2,292
Actual return on plan assets	470	317
Employer contributions	6	289
Settlements	(4)	—
Benefits paid(b)	(210)	(36)
Fair value of plan assets at end of year	$3,124	$2,862
Funded status	$574	$(209)

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  On March 27, 2013, the TWC Pension Plan was amended with respect to pension benefits accrued by disabled participants (as defined in the TWC Pension Plan) whose long-term disability date occurs on or after April 17, 2013. Participants who become disabled on or after April 17, 2013 will not earn additional benefit service while disabled.
  On September 4, 2013, the TWC Pension Plan was amended to provide certain eligible participants and deferred beneficiaries with a voluntary election opportunity during a limited-time period to receive, or to commence receiving, their Plan benefit effective December 1, 2013 in the form of a lump-sum payment or certain other optional forms of payment. The opportunity to make this voluntary election was available between September 10, 2013 and October 31, 2013. Eligible participants were those who (a) terminated employment or who were deceased on or before May 31, 2013, (b) had not commenced receiving their benefit under the Plan and (c) had an annual accrued benefit at normal retirement age that does not exceed a certain threshold. As a result of this amendment, eligible participants received benefit payments of $167 million during 2013.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for the qualified pension plans and the nonqualified pension plan as of December 31, 2013 and 2012 consisted of the following (in millions):

	Qualified Pension Plans		Nonqualified Pension Plan
	December 31,		December 31,
	2013	2012	2013	2012
Projected benefit obligation	$2,513	$3,025	$37	$46
Accumulated benefit obligation	2,129	2,520	37	44
Fair value of plan assets	3,124	2,862	—	—

Schedule of Amounts Recognized in the Consolidated Balance Sheet

Pretax amounts recognized in the consolidated balance sheet as of December 31, 2013 and 2012 consisted of the following (in millions):

	December 31,
	2013	2012
Noncurrent asset	$611	$—
Current liability	(5)	(5)
Noncurrent liability	(32)	(204)
Total amounts recognized in assets and liabilities	$574	$(209)

Accumulated other comprehensive income (loss), net:
Net actuarial loss	$(211)	$(1,155)
Prior service (cost) credit	37	(1)
Total amounts recognized in TWC shareholders’ equity	$(174)	$(1,156)

Schedule of Net Periodic Benefit Costs

The components of net periodic benefit costs for the years ended December 31, 2013, 2012 and 2011 consisted of the following (in millions):

	Year Ended December 31,
	2013	2012	2011
Service cost	$204	$169	$132
Interest cost	139	131	114
Expected return on plan assets	(214)	(176)	(150)
Settlement loss	1	—	—
Amounts amortized	75	59	27
Net periodic benefit costs	$205	$183	$123

Schedule of Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Costs

Weighted-average assumptions used to determine benefit obligations as of December 31, 2013, 2012 and 2011 consisted of the following:

	2013	2012	2011
Discount rate	5.27%	4.31%	5.21%
Rate of compensation increase	4.75%	4.75%	5.25%

Weighted-average assumptions used to determine net periodic benefit cost for the years ended December 31, 2013, 2012 and 2011 consisted of the following:

	2013	2012	2011
Expected long-term return on plan assets	7.50%	7.75%	8.00%
Discount rate	4.31%	5.21%	5.90%
Rate of compensation increase	4.75%	5.25%	5.25%

Schedule of Allocation of Pension Assets

The target and actual investment allocation of the qualified pension plans by asset category as of December 31, 2013 and 2012 consisted of the following:

	Investment Allocation
	Target	Actual
2013:
Return-seeking securities	70.0%	73.3%
Liability-matching securities	30.0%	26.4%
Other investments	0.0%	0.3%

2012:
Equity securities	65.0%	65.0%
Fixed-income securities	35.0%	34.6%
Other investments	0.0%	0.4%

The following tables set forth the investment assets of the qualified pension plans, which exclude accrued investment income and other receivables and accrued liabilities, by level within the fair value hierarchy as of December 31, 2013 and 2012 (in millions):

	December 31, 2013
		Fair Value Measurements
	Fair Value	Level 1	Level 2	Level 3
Cash	$1	$1	$—	$—
Common stocks:
Domestic(a)	1,272	1,272	—	—
International(a)	491	491	—	—
Commingled equity funds(b)	338	—	338	—
Mutual funds(a)	73	73	—	—
Other equity securities(c)	7	7	—	—
Corporate debt securities(d)	343	—	343	—
Commingled bond funds(b)	233	—	233	—
U.S. Treasury debt securities(a)	133	133	—	—
Collective trust funds(e)	63	—	63	—
U.S. government agency asset-backed debt securities(f)	28	—	28	—
Corporate asset-backed debt securities(g)	11	—	11	—
Other fixed-income securities(h)	110	—	110	—
Other investments(i)	10	—	—	10
Total investments assets	3,113	$1,977	$1,126	$10
Accrued investment income and other receivables	67
Accrued liabilities	(56)
Fair value of plan assets	$3,124

	December 31, 2012
		Fair Value Measurements
	Fair Value	Level 1	Level 2	Level 3
Common stocks:
Domestic(a)	$970	$970	$—	$—
International(a)	437	437	—	—
Commingled equity funds(b)	371	—	371	—
Mutual funds(a)	77	77	—	—
Other equity securities(c)	3	3	—	—
Corporate debt securities(d)	296	—	296	—
Commingled bond funds(b)	242	—	242	—
U.S. Treasury debt securities(a)	237	237	—	—
Collective trust funds(e)	102	—	102	—
U.S. government agency asset-backed debt securities(f)	27	—	27	—
Corporate asset-backed debt securities(g)	9	—	9	—
Other fixed-income securities(h)	76	—	76	—
Other investments(i)	12	(1)	—	13
Total investments assets	2,859	$1,723	$1,123	$13
Accrued investment income and other liabilities	7
Accrued liabilities	(4)
Fair value of plan assets	$2,862

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  Common stocks, mutual funds and U.S. Treasury debt securities are valued at the closing price reported on the active market on which the individual securities are traded. No single industry comprised a significant portion of common stock held by the qualified pension plan as of December 31, 2013 and 2012.
  Commingled equity funds and commingled bond funds are valued using the net asset value provided by the administrator of the fund. The net asset value is based on the value of the underlying assets owned by the fund, less liabilities, and then divided by the number of units outstanding.
  Other equity securities consist of preferred stocks, which are valued at the closing price reported on the active market on which the individual securities are traded.
  Corporate debt securities are valued based on observable prices from the new issue market, benchmark quotes, secondary trading and dealer quotes. An option adjusted spread model is incorporated to adjust spreads of issues that have early redemption features and final spreads are added to the U.S. Treasury curve.
  Collective trust funds primarily consist of short-term investment strategies comprised of instruments issued or fully guaranteed by the U.S. government and/or its agencies and are valued using the net asset value provided by the administrator of the fund. The net asset value is based on the value of the underlying assets owned by the fund, less liabilities, and then divided by the number of units outstanding.
  U.S. government agency asset-backed debt securities consist of pass-through mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association valued using available trade information, dealer quotes, market indices and research reports, spreads, bids and offers.
  Corporate asset-backed debt securities primarily consist of pass-through mortgage-backed securities issued by U.S. and foreign corporations valued using available trade information, dealer quotes, market indices and research reports, spreads, bids and offers.
  Other fixed-income securities consist of foreign government debt securities, municipal bonds and U.S. government agency debt securities, which are valued based on observable prices from the new issue market, benchmark quotes, secondary trading and dealer quotes. An option adjusted spread model is incorporated to adjust spreads of issues that have early redemption features and final spreads are added to the U.S. Treasury curve.
  Other investments primarily consist of private equity investments, such as those in limited partnerships that invest in operating companies that are not publicly traded on a stock exchange, and hedge funds. Private equity investments are valued using inputs such as trading multiples of comparable public securities, merger and acquisition activity and pricing data from the most recent equity financing taking into consideration illiquidity. Hedge funds are valued using the net asset value provided by the administrator of the fund, which is based on the value of the underlying assets owned by the fund, less liabilities, and then divided by the number of units outstanding.

Schedule of Changes in Pension Assets Measured at Fair Value Using Significant Unobservable Inputs

Changes in the fair value of investment assets valued using significant unobservable inputs (Level 3) from January 1 through December 31 are presented below (in millions):

	2013	2012
Balance at beginning of year	$13	$28
Purchases and sales:
Purchases	1	3
Sales	(4)	(20)
Sales, net	(3)	(17)
Actual return on plan assets sold during the year	—	2
Balance at end of year	$10	$13